The components of the Company’s debt as of October 31, 2021 and January 31, 2021 were as follows: (Details) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
		Nov. 10, 2020	Aug. 26, 2021	Aug. 26, 2020	Oct. 31, 2021		Jan. 31, 2021	Aug. 28, 2022	Aug. 28, 2021	Jul. 31, 2020	Jan. 31, 2020
Short-term Debt [Line Items]
Notes Payable, Current					$ 3,282,930		$ 2,030,579				$ 625,597
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%	0.00%		0.00%
Interest Payable					$ 175,422					$ 22,076
Short-Term Debt					3,132,568		$ 716,142				609,491
Current Portion Of Long-Term Debt					25,076		424,064				4,166
Long-Term Debt					125,286		890,373				11,940
Long-term Debt, Current Maturities					25,076		424,064				4,166
Sub-total					949,300		646,000				2,976,072
Debt Discount					(354,526)		(309,317)				(689,176)
Total					$ 594,774		$ 336,683				2,286,896
Debt One [Member]
Short-term Debt [Line Items]
Interest rate					12.00%		12.00%
Maturity date					Nov. 04, 2013		Nov. 04, 2013
Default interest rate					12.00%		12.00%
Debt Instrument, Convertible, Conversion Price					$ 1,800,000		$ 1,800,000
Sub-total					$ 100,000		$ 100,000				100,000
Debt Two [Member]
Short-term Debt [Line Items]
Interest rate					12.00%		12.00%
Maturity date					Jan. 31, 2014		Jan. 31, 2014
Default interest rate					18.00%		18.00%
Debt Instrument, Convertible, Conversion Price					$ 2,400,000		$ 2,400,000
Sub-total					$ 16,000		$ 16,000				16,000
Debt Four [Member]
Short-term Debt [Line Items]
Interest rate					12.00%		12.00%
Maturity date					Jul. 31, 2013		Jul. 31, 2013
Default interest rate					12.00%		12.00%
Debt Instrument, Convertible, Conversion Price					$ 1,440,000		$ 2,400,000
Sub-total					$ 5,000		$ 30,000				5,000
Debt Three [Member]
Short-term Debt [Line Items]
Interest rate							12.00%
Maturity date							Apr. 24, 2020
Default interest rate							24.00%
Debt Instrument, Convertible, Conversion Price							$ 1,440,000
Sub-total							$ 5,000				69,730
Debt Five [Member]
Short-term Debt [Line Items]
Interest rate					12.00%		12.00%
Maturity date					Jan. 31, 2014		Jan. 31, 2014
Default interest rate					12.00%		12.00%
Debt Instrument, Convertible, Conversion Price					$ 2,400,000
Sub-total					$ 30,000		$ 30,000				30,000
Debt Six [Member]
Short-term Debt [Line Items]
Interest rate					12.00%		8.00%
Maturity date					Oct. 12, 2021		Dec. 24, 2015
Default interest rate					16.00%		24.00%
Sub-total							$ 230,000				5,000
Debt 1 [Member]
Short-term Debt [Line Items]
Interest rate					12.00%
Maturity date					Nov. 16, 2021
Default interest rate					16.00%
Sub-total							100,000
Debt 2 [Member]
Short-term Debt [Line Items]
Interest rate					12.00%
Maturity date					Nov. 23, 2021
Default interest rate					16.00%
Sub-total					$ 33,000		165,000
Debt 3 [Member]
Short-term Debt [Line Items]
Interest rate					12.00%
Maturity date					Jul. 07, 2022
Default interest rate					16.00%
Sub-total					$ 231,000		230,000
Debt 4 [Member]
Short-term Debt [Line Items]
Interest rate					12.00%
Maturity date					Jul. 12, 2022
Default interest rate					16.00%
Sub-total					$ 355,000		$ 100,000
Debt 5 [Member]
Short-term Debt [Line Items]
Interest rate					10.00%
Maturity date					Jul. 23, 2022
Default interest rate					22.00%
Sub-total					$ 179,300
Loan One [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Oct. 08, 2019		Oct. 14, 2019
[custom:DebtRevisedDate]					Feb. 29, 2020
Debt Instrument, Periodic Payment					$ 20,000		$ 11,200
Notes Payable, Current					$ 97,340		$ 102,168				63,635
Maturity date							Apr. 14, 2020
Debt Instrument, Interest Rate, Effective Percentage		13.00%					3550.00%
[custom:LumpSumPayableAmount-0]		$ 20,000
Loan One [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Periodic Payment		$ 5,705
S F S Funding Loan 1 [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Jan. 08, 2020		Jan. 08, 2020
Debt Instrument, Periodic Payment							$ 6,006
Notes Payable, Current						[1]	$ 161,227				$ 371,963
Interest rate					24.00%						24.00%
Debt Instrument, Payment Terms				weekly payments
Maturity date					Jul. 28, 2021		Apr. 07, 2021
Notes Payable							$ 389,980
Forklift Note Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date							Sep. 26, 2018
Notes Payable, Current					$ 9,227	[2]	$ 12,269				$ 16,106
Interest rate							6.23%
Debt Instrument, Payment Terms					60 monthly payments
Notes Payable					$ 20,433		$ 20,433
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				6.23%
Vehicle Loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Feb. 16, 2021
Notes Payable, Current	[2]				$ 84,975
Interest rate					2.90%
Debt Instrument, Payment Terms				72 monthly payments
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				93239.00%
[custom:SecuredEquipmentNetBookValue-0]					$ 94,316
Vehicle Loan One [Member]
Short-term Debt [Line Items]
Notes Payable, Current	[2]				$ 56,160
Interest rate					7.89%
Debt Instrument, Payment Terms				72 monthly payments
Notes Payable					$ 59,711
[custom:SecuredEquipmentNetBookValue-0]					$ 87,575
Working Capital Note Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Oct. 29, 2021		Oct. 25, 2019
Debt Instrument, Periodic Payment					$ 17,904		$ 20,417
Notes Payable, Current	[1]				$ 690,053
Interest rate					31.00%		10.00%
Maturity date					Oct. 29, 2022		Jan. 25, 2020
Notes Payable					$ 700,000		$ 200,000
Working Capital Note Payable One [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Oct. 25, 2021
Debt Instrument, Periodic Payment					$ 15,875
Notes Payable, Current	[1]				$ 640,260
Interest rate					26.00%
Notes Payable					$ 650,000
Demand Loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date							Aug. 19, 2019
Notes Payable, Current					$ 5,000	[1]	$ 5,000				122,000
Interest rate					15.00%		25.00%
Notes Payable					$ 5,000		$ 122,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				5.00%
Debt Instrument, Maturity Date, Description							5% fee on outstanding
Demand Loan One [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Mar. 08, 2019
Notes Payable, Current					$ 2,500	[1]	$ 2,500				2,500
Interest rate					25.00%		1500.00%
Notes Payable					$ 2,500		$ 5,000
Debt Instrument, Maturity Date, Description					5		5% fee on outstanding balance
Demand Loan Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Feb. 27, 2019		Mar. 08, 2019
Notes Payable, Current					$ 12,415	[1]	$ 12,415				$ 12,415
Interest rate					25.00%		25.00%
Notes Payable					$ 65,500		$ 2,500
Debt Instrument, Maturity Date, Description					5		5% fee on outstanding balance
Promissory Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Sep. 18, 2020		Sep. 18, 2020
Notes Payable, Current					$ 60,000		$ 60,000
Maturity date					Sep. 18, 2021		Sep. 18, 2021
Notes Payable					$ 60,000		$ 60,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net					$ 5,000		$ 5,000
Debt Instrument, Interest Rate, Effective Percentage					15.00%		15.00%
Promissory Note One [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Aug. 28, 2020		Aug. 28, 2020
Notes Payable, Current					$ 425,000		$ 425,000
Notes Payable					425,000		425,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net					$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Effective Percentage					15.00%		15.00%
Interest Payable					$ 825,000		$ 850,000
Promissory Note Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Aug. 28, 2020		Aug. 28, 2020
Notes Payable, Current					$ 1,200,000		$ 1,200,000
Maturity date					Aug. 28, 2022		Aug. 28, 2022
Notes Payable					$ 1,200,000		$ 1,200,000
Debt Instrument, Interest Rate, Effective Percentage					12.00%		12.00%
Promissory Note Two [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Notes Payable								$ 826,800	$ 445,200
Promissory Note Three [Member]
Short-term Debt [Line Items]
Debt Instrument, Issuance Date					Aug. 31, 2020		Aug. 31, 2020
Notes Payable, Current							$ 50,000
Debt Instrument, Payment Terms					interest payable accrued monthly payable
Maturity date					Feb. 28, 2021		Feb. 28, 2021
Notes Payable					$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Effective Percentage					10.00%		10.00%
Long Term Loans [Member]
Short-term Debt [Line Items]
Long-Term Debt					$ 3,913		$ 4,064
Long-term Debt, Current Maturities					9,227		12,269
Long Term Loans One [Member]
Short-term Debt [Line Items]
Long-Term Debt					7,730		0
Long-term Debt, Current Maturities					56,160		102,168
Long Term Loans Two [Member]
Short-term Debt [Line Items]
Long-Term Debt					13,433		420,000
Long-term Debt, Current Maturities					$ 84,975		$ 1,200,000

[1]	Short-term loans
[2]	Long-term loans of $9,227 including current portion of $3,913